Financial Instruments and Hedging Activities - Schedule of Amounts of Derivative Loss Recognized in OCI (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivatives loss recognized in OCI	$ 0.0	$ 5.3
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivatives loss recognized in OCI	$ 0.0	$ 5.3